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United States
Securities and Exchange Commission
Washington, DC  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8519

Federated Core Trust
(Exact name of registrant as specified in charter)

4000 Ericsson Drive
Warrendale, PA  15086-7561
(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)

Registrant’s telephone number, including area code:  412-288-1900

Date of reporting period: 7/1/2009 through 6/30/2010

Item 1. Proxy Voting Record.
High Yield Bond Portfolio
Federated Inflation-Protected Securities Core Fund
Federated Mortgage Core Portfolio
Federated Duration Plus Core Fund (formerly, Federated Enhanced Duration Active Cash Core Fund)

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named funds were entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Core Trust

By (Signature and Title)*	/s/John B. Fisher
John B. Fisher
President – Principal Executive Officer

Date:	August 26, 2010

* Print the name and title of each signing officer under his or her signature.